Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Transactions with Related Parties - Consolidated Balance Sheets (Table)

Consolidated Balance Sheets	As of June 30, 2025	As of December 31, 2024
Assets:
Capital-Gas Management – advances from the Company (a)	$—	$1,131
Due from related party	—	1,131
Liabilities:
CSM – payments on behalf of the Company (b)	50	34
Capital-Executive – payments on behalf of the Company (b)	770	3,508
Capital-Gas Management – payments on behalf of the Company (b)	4,718	—
Due to related parties	$5,538	$3,542

Transactions with Related Parties - Consolidated Statements of Comprehensive Income (Table)

	For the six-month periods ended June 30,
Consolidated Statements of Comprehensive Income	2025	2024
Vessel operating expenses	$4,954	$4,324
General and administrative expenses (c)	1,843	1,276
Interest expense and finance cost (d)	—	1,865